Financial instruments - Measurement of fair values hierarchy levels (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets		$ 10,504	$ 3,881
Investments in equity securities	[1]	24,408	28,916
Current portion of long-term debt		0	(499,599)
Derivative liabilities		(12,524)	(61,387)
Long-term debt		(996,718)	(996,072)
Net financial instruments		(974,330)	(1,524,261)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		8,191	2,201
Derivative liabilities		(12,524)	(54,866)
Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,313	1,680
Derivative liabilities		0	(823)
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		0	(5,698)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		24,408	28,916
Net financial instruments		24,408	28,916
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt		0	(511,210)
Long-term debt		(1,111,923)	(1,111,782)
Net financial instruments		(1,113,943)	(1,680,498)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		8,191	2,201
Derivative liabilities		(12,524)	(54,866)
Level 2 of fair value hierarchy [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,313	1,680
Derivative liabilities		0	(823)
Level 2 of fair value hierarchy [member] | Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		0	(5,698)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		24,408	28,916
Current portion of long-term debt		0	(511,210)
Long-term debt		(1,111,923)	(1,111,782)
Net financial instruments		(1,089,535)	(1,651,582)
Fair value [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		8,191	2,201
Derivative liabilities		(12,524)	(54,866)
Fair value [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,313	1,680
Derivative liabilities		0	(823)
Fair value [member] | Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		$ 0	$ (5,698)

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.